DERIVATIVE FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 10 — DERIVATIVE FINANCIAL INSTRUMENTS
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company does not hold or issue financial instruments for speculative or trading purposes.
The Company has issued and outstanding Warrants and Earnouts to non-employees
(see Note 1). The Warrants and Earnouts held by
non-employees
are not in the scope of ASC Topic 718, “Compensation - Stock Compensation” and are classified as derivative liabilities under ASC Topic 480, “Distinguishing Liabilities from Equity” or ASC Topic 815, “Derivatives and Hedging.” Derivative warrant and earnout liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The Company does not offset derivative assets and liabilities within the Condensed Consolidated Balance Sheet.
At both March 31, 2022 and December 31, 2021, the number of Warrants and Earnouts contracts issued and outstanding to non-employees
was 19,122 and 7,655, respectively.
The following table presents the balance sheet location and fair value of the Company’s derivative liability instruments on a gross basis, none of which are designated as hedging instruments under ASC Topic 815.

	Balance Sheet Location	March 31, 2022	December 31, 2021
Non-employee Warrants	Other liabilities	$22,373	$17,210
Non-employee Earnouts	Other liabilities	27,345	21,466

		$49,718	$38,676

The following table presents the effects of the Company’s derivative instruments on the Company’s Condensed Consolidated Statements of Operations for the three months ended March 31, 2022. The Company did not have derivative instruments outstanding during the three months ended March 31, 2021.

	Statement of Operations Location
Non-employee Warrants	Unrealized loss on derivatives	$5,163
Non-employee Earnouts	Unrealized loss on derivatives	5,879

		$11,042

NOTE 13—DERIVATIVE FINANCIAL INSTRUMENTS
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company does not hold or issue financial instruments for speculative or trading purposes.
As a result of the Reverse Recapitalization, the Company has issued and outstanding Warrants and Earnouts (see Note 1). The
Non-employee
Warrants and
Non-employee
Earnouts are not in the scope of ASC Topic 718 and are classified as derivative liabilities under ASC Topic 480 or ASC Topic 815. Derivative Warrant and Earnout liabilities are classified as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. The Company does not offset derivative assets and liabilities within the Consolidated Balance Sheet. For additional information, see Note 2.
At December 31, 2021, the number of
Non-employee
Warrants and Earnouts contracts issued and outstanding was 19,122 and 7,655, respectively. No derivative instruments were issued or held by the Company as of and for the years ended December 31, 2020 and 2019.
The following table presents the balance sheet location and fair value of the Company’s derivative liability instruments on a gross basis, none of which are designated as hedging instruments under ASC Topic 815, as of December 31, 2021.

	Balance Sheet Location	Fair Value
Non-employee Warrants	Other liabilities	$17,210
Non-employee Earnouts	Other liabilities	21,466

		$38,676

The following table presents the effects of the Company’s derivative instruments on the Company’s Consolidated Statement of Operations for the year ended December 31, 2021.

	Statement of Operations Location
Non-employee Warrants	Unrealized gain on derivatives	$24,095
Non-employee Earnouts	Unrealized gain on derivatives	46,946

		$71,041